CAPITAL AND RESERVES (Details Narrative)	Mar. 31, 2022 USD ($) shares	Feb. 28, 2022 shares $ / shares	May 31, 2021 shares $ / shares	Mar. 31, 2021 USD ($) shares $ / shares	Jun. 30, 2020 shares $ / shares	Mar. 31, 2020 shares $ / shares	May 31, 2019 shares $ / shares	Mar. 31, 2019 shares
IfrsStatementLineItems [Line Items]
Ordinary shares were issued	72,400,000			60,750,000		19,500,000		23,000,000
Payment of dividend | $	$ 0			$ 0
Loan notes [member]
IfrsStatementLineItems [Line Items]
Ordinary shares were issued		165,176,000	76,605,760
Ordinary shares were issued, per share | $ / shares		$ 0.004	$ 0.004
Loan notes one [member]
IfrsStatementLineItems [Line Items]
Ordinary shares were issued			73,304,650
Ordinary shares were issued, per share | $ / shares			$ 0.085
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Ordinary shares were issued		238,543,360	36,363,636
Ordinary shares were issued, per share | $ / shares			$ 0.0135
Warrant reserve one [member]
IfrsStatementLineItems [Line Items]
Ordinary shares were issued			72,000,000
Ordinary shares were issued, per share | $ / shares			$ 0.0055
Warrant reserve two [member]
IfrsStatementLineItems [Line Items]
Ordinary shares were issued			39,605,760
Ordinary shares were issued, per share | $ / shares			$ 0.004
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares were issued				250,000	36,269,253	75,825,130	36,363,636
Ordinary shares were issued, per share | $ / shares				$ 0.045	$ 0.005	$ 1.1	$ 1.1